Additional Information - Condensed Financial Statements of the Company - Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Condensed Balance Sheet Statements, Captions [Line Items]
Treasury Stock, Common, Shares	5,807,088	5,807,088
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Treasury Stock, Common, Shares	5,807,088	5,807,088
Class A ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	680,000,000	680,000,000
Ordinary shares, issued	264,998,965	264,998,965
Ordinary shares, outstanding	259,191,877	259,191,877
Treasury Stock, Common, Shares	5,807,088
Class A ordinary shares | Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	680,000,000	680,000,000
Ordinary shares, issued	264,998,965	264,998,965
Ordinary shares, outstanding	259,191,877	259,191,877
Class B ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	320,000,000	320,000,000
Ordinary shares, issued	317,325,360	317,325,360
Ordinary shares, outstanding	317,325,360	317,325,360
Class B ordinary shares | Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	320,000,000	320,000,000
Ordinary shares, issued	317,325,360	317,325,360
Ordinary shares, outstanding	317,325,360	317,325,360